Business acquisitions - Addoil Group - Identifiable assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business acquisition
Goodwill		$ 74,419	$ 65,710	$ 48,496
Addoil Group
Business acquisition
Equity interest (as a percent)	100.00%
Fair value of cash consideration transferred	$ 1,218
Cash	18
Other current assets	42
Property and equipment	34
Right-of-use asset	34
Current liabilities	(35)
Total identifiable net assets (deficits) acquired	93
Goodwill	$ 1,125